Financial result (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest income	SFr 30.9	SFr 23.5	SFr 11.5
Financial income	30.9	23.5	11.5
Bank charges	(7.6)	(7.3)	(4.3)
Interest expenses: leases	(21.4)	(15.3)	(6.5)
Interest expenses: employee benefits	(0.5)	(0.5)	(0.5)
Financial expenses	(29.6)	(23.1)	(11.3)
Foreign exchange gain / (loss)	(173.2)	67.7	(111.4)
Foreign exchange gain / (loss)	(173.2)	67.7	(111.4)
Financial result	SFr (171.8)	SFr 68.1	SFr (111.1)